Goodwill and intangibles (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	£ 118	£ 91	£ 83
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	118	91
Software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	115	87
Additions other than through business combinations, intangible assets other than goodwill	37	47
Impairment loss recognised in profit or loss, intangible assets other than goodwill	£ (10)	£ 21